Insurance Contract Receivables and Payables	12 Months Ended
Dec. 31, 2021
Insurance Contract Receivables and Payables
Insurance Contract Receivables and Payables
10.	Insurance Contract Receivables and Payables

Insurance contract receivables were comprised as follows:

	December 31,	December 31,
	2021	2020
Insurance premiums receivable	4,247.1	3,665.6
Reinsurance premiums receivable	1,863.9	1,385.3
Funds withheld receivable	574.0	567.3
Other	234.0	235.6
Provision for uncollectible receivables	(35.8)	(37.7)
	6,883.2	5,816.1

Current	6,170.0	5,144.7
Non-current	713.2	671.4
	6,883.2	5,816.1

Changes in insurance premiums receivable and reinsurance premiums receivable for the years ended December 31 were as follows:

	Insurance		Reinsurance
	premiums receivable		premiums receivable
	2021	2020	2021	2020
Balance – January 1	3,665.6	3,325.0	1,385.3	1,176.0
Gross premiums written(1)	18,118.6	14,309.4	5,791.6	4,670.0
Premiums collected	(15,703.6)	(12,537.2)	(3,963.7)	(3,375.6)
Amounts due to brokers and agents	(1,770.1)	(1,417.3)	(1,332.3)	(1,104.8)
Acquisitions of subsidiaries (note 23)	10.2	—	25.8	—
Divestiture of subsidiary	(25.2)	—	—	—
Foreign exchange effect and other	(48.4)	(14.3)	(42.8)	19.7
Balance – December 31	4,247.1	3,665.6	1,863.9	1,385.3
(1)

Changes in insurance premiums receivable and reinsurance premiums receivable for the year ended December 31, 2020 exclude European Run-off’s gross premiums written of $146.5 as the assets of European Run-off were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.

Insurance contract payables were comprised as follows:

	December 31,	December 31,
	2021	2020
Payable to reinsurers	2,333.7	1,669.5
Payables associated with unit-linked life insurance products (note 3 and note 23)	621.7	—
Ceded deferred premium acquisition costs	510.3	441.1
Funds withheld payable to reinsurers	274.0	206.3
Amounts payable to agents and brokers	142.4	127.2
Accrued premium taxes	124.1	93.1
Accrued commissions	100.8	69.0
Other insurance contract payables	386.5	357.8
	4,493.5	2,964.0

Current	3,503.4	2,705.8
Non-current	990.1	258.2
	4,493.5	2,964.0